Consolidated Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 4,133,929	$ 3,949,901
Interest in joint ventures	202	160
Right-of-use asset	10,610	13,748
Other receivables	526	162
Financial assets at fair value through profit or loss	53,686
Total non-current assets	4,198,953	3,963,971
Current assets
Inventories	233,305	197,023
Other receivables	34,484	44,446
Trade receivables	496,262	506,774
Financial assets at amortized cost	23,530	13,417
Financial assets at fair value through profit or loss	565,669	477,984
Cash and cash equivalents	207,180	31,465
Total current assets	1,560,430	1,271,109
TOTAL ASSETS	5,759,383	5,235,080
Share capital and reserve attributable to the owners of the Company
Share capital	875	875
Adjustment to share capital	976,946	976,946
Treasury stock	31	31
Adjustment to treasury stock	20,892	20,892
Additional paid-in capital	13,587	13,587
Cost treasury stock	(80,048)	(80,048)
Legal reserve	85,565	67,666
Voluntary reserve	971,625	655,278
Other comprehensive loss	(5,803)	(6,947)
Accumulated profits	239,236	334,246
TOTAL EQUITY	2,222,906	1,982,526
Non-current liabilities
Trade payables	4,981	3,708
Other payables	337,710	246,877
Borrowings	704,553	466,925
Deferred revenue	139,276	142,244
Salaries and social security payable	10,520	8,190
Benefit plans	16,972	17,954
Deferred tax liability	840,587	904,778
Provisions	24,006	28,286
Total non-current liabilities	2,078,605	1,818,962
Current liabilities
Trade payables	527,048	998,153
Other payables	126,693	148,185
Borrowings	479,740	148,033
Deferred revenue	753	136
Salaries and social security payable	87,728	81,442
Benefit plans	2,010	1,896
Income tax payable	93,625
Tax liabilities	115,772	45,101
Provisions	24,503	10,646
Total current liabilities	1,457,872	1,433,592
TOTAL LIABILITIES	3,536,477	3,252,554
TOTAL LIABILITIES AND EQUITY	$ 5,759,383	$ 5,235,080